Reserves	12 Months Ended
Jun. 30, 2025
Reserves [Abstract]
RESERVES
23.	RESERVES

	30 June 2025 $	30 June 2024 $
Foreign currency translation reserve	271,902	(4,412,218)
NASDAQ listing reserve	43,998,710	43,998,710
Share-based payment reserve	4,743,075	790,690
	49,013,687	40,377,182

Foreign Currency Translation Reserve

The foreign currency translation reserve is used to record exchange differences arising from the translation of financial statements of foreign subsidiaries.

	30 June 2025 $	30 June 2024 $
Balance at beginning of year	(4,412,218)	(3,591,785)
Foreign currency exchange differences arising on translation of foreign operations	4,684,120	(820,433)
Balance at end of year	271,902	(4,412,218)

Share-based Payment Reserve

The share-based payment reserve records items recognised as expenses on valuation of employee share options and options issued to directors and consultants.

	30 June 2025 $	30 June 2024 $
Balance at beginning of year	790,690	-
Issue of RSUs to Directors and management (note 24)	27,044,194	608,156
Issue of RSUs to suppliers (note 24)	80,700	-
Issue of RSU’s to Directors and management in lieu of fees (i)	1,079,318	182,534
Transaction costs for PIPE Warrants (Financial liability)	25,703	-
Issue of warrants PIPE (Brokers)	160,574	-
Issue of shares upon vesting of RSU’s	(24,438,104)	-
Balance at end of year	4,743,075	790,690

On 7 June 2024, the Company issued 50,765 shares to directors and management of the Company in lieu of director and consulting fees paid covering the period 29 February 2024 to 30 June 2024. The shares have been valued based on the trading price on the date of issue. An amount of $359,132 has been booked in the accounts covering the period 1 July 2024 to 30 June 2025. The RSU’s vested on 27 February 2025 and as a result a total of 50,765 shares in the Company were issued.

On 28 January 2025, the Company issued 89,243 RSU’s to directors and management of the Company in lieu of director and consulting fees paid covering the period 1 July 2024 to 31 December 2024. The shares have been valued based on the trading price on the date of issue. An amount of $720,187 has been booked in the accounts covering the period 1 July 2024 to 30 June 2025. The RSU’s vested on 27 February 2025 and as a result a total of 50,765 shares in the Company were issued.

On 7 February 2025, a total of 294,600 warrants were issued to brokers of the PIPE. The unlisted warrants have an exercise price of $7.00 each on or before 7 February 2029. The warrants are classified as an equity settled share-based payment expense under IFRS 2.

NASDAQ Listing Reserve

The NASDAQ listing reserve records items recognised in respect to the Company’s listing on the NASDAQ.

	30 June 2025 $	30 June 2024 $
Balance at beginning of year	43,998,710	-
NASDAQ listing costs (note 29)	-	43,998,710
Balance at end of year	43,998,710	43,998,710